Short-term Investment And Investments Under Fair Value - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Short-Term Investments [Abstract]
Term deposits	¥ 0	$ 0	¥ 13,905
Total	¥ 0	$ 0	¥ 13,905